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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (No. 033-63212)	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 92	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (No. 811-07736)	☒
Amendment No. 94	☒
(Check appropriate box or boxes.)

JANUS ASPEN SERIES
(Exact Name of Registrant as Specified in Charter)
151 Detroit Street, Denver, Colorado 80206-4805
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: 303-333-3863
Abigail Murray – 151 Detroit Street, Denver, Colorado 80206-4805
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on January 26, 2022 at 12:01am Mountain Time pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment (Post-Effective Amendment No. 91).

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 91 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 93 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to paragraph (a)(2) of Rule 485 on October 20, 2021 to establish Janus Henderson Global Sustainable Equity Portfolio, a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on January 3, 2022.

This Post-Effective Amendment No. 92 under the 1933 Act and Amendment No. 94 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating January 26, 2022 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No.  92 incorporates by reference the information contained in Parts A, B, and C of the Post-Effective Amendment No. 91, which was filed on October 20, 2021.

The Registrant is a series fund with multiple series and classes currently established. This Post-Effective Amendment No. 92 is not intended to update or amend the prospectuses or statements of additional information of any series or classes except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Red Level, and State of Alabama, on the 30th day of December, 2021.

JANUS ASPEN SERIES

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	December 30, 2021

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	December 30, 2021

William F. McCalpin* William F. McCalpin	Chairman and Trustee	December 30, 2021

Alan A. Brown* Alan A. Brown	Trustee	December 30, 2021

William D. Cvengros* William D. Cvengros	Trustee	December 30, 2021

Raudline Etienne*	Trustee	December 30, 2021
Raudline Etienne

Gary A. Poliner*	Trustee	December 30, 2021
Gary A. Poliner

Diane L. Wallace*	Trustee	December 30, 2021
Diane L. Wallace

Linda S. Wolf* Linda S. Wolf	Trustee	December 30, 2021

/s/ Abigail Murray
*By:	Abigail Murray
Attorney-in-Fact

Pursuant to Powers of Attorney, dated April  27, 2020, incorporated herein by reference to Exhibit (q)(1) to Post-Effective Amendment No. 88, filed on April 27, 2020.